Stockholders' Deficit (Details Textual) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended				12 Months Ended			3 Months Ended		12 Months Ended								12 Months Ended				12 Months Ended		12 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2012	Sep. 30, 2012	Dec. 31, 2011		Dec. 31, 2010	Sep. 30, 2011	Dec. 31, 2011 Settlement Of Accounts Payable and Loss On Settlement [Member]	Dec. 31, 2011 Settlement Of Notes Payable [Member]	Dec. 31, 2011 Common Stock [Member]	Sep. 30, 2012 Warrant [Member]	Mar. 31, 2012 Warrant [Member]	Dec. 31, 2011 Warrant [Member]	Dec. 31, 2010 Warrant [Member]	Sep. 30, 2012 Commitment Date [Member]	Dec. 31, 2011 Commitment Date [Member]	Sep. 30, 2012 Re Measurement Date [Member]	Dec. 31, 2011 Re Measurement Date [Member]	Sep. 30, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2011 Maximum [Member] Warrant [Member]	Dec. 31, 2010 Maximum [Member] Warrant [Member]	Sep. 30, 2012 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2011 Minimum [Member] Warrant [Member]	Dec. 31, 2010 Minimum [Member] Warrant [Member]	Dec. 31, 2011 Stock Option [Member]	Dec. 31, 2010 Conversion Of Preferred Stock To Common Stock [Member] Common Stock [Member]	Sep. 30, 2012 Series A Convertible Preferred Stock [Member]	Dec. 31, 2010 Series A Convertible Preferred Stock [Member]	Sep. 30, 2012 Series B Preferred Stock [Member]	Dec. 31, 2011 Series B Preferred Stock [Member]	Sep. 30, 2012 Series C Convertible Preferred Stock [Member]	Dec. 31, 2011 Series C Convertible Preferred Stock [Member]
Description Of Class Of Stock Provision																												This class of stock has the following provisions: Non-voting, No rights to dividends, No liquidation value, and Convertible into 200 shares of common stock.	This class of stock has the following provisions: Non-voting, No rights to dividends, No liquidation value, Convertible into 200 shares of common stock.	This class of stock has the following provisions: Voting rights entitling the holders to an aggregate 51% voting control; No rights to dividends; Stated value of $0.001 per share; Liquidation rights entitle the receipt of net assets on a pro-rata basis with the holders of our common stock; and Non-convertible.	This class of stock has the following provisions: Voting rights entitling the holders to an aggregate 51% voting control; No rights to dividends; Stated value of $0.001 per share; Liquidation rights entitle the receipt of net assets on a pro-rata basis with the holders of our common stock; and Non-convertible.	This class of stock has the following provisions- Stated Value - $1,000 per share, Non-voting, Liquidation rights entitle an amount equal to the stated value, plus any accrued and unpaid dividends, As long as any Series C, Convertible Preferred Stock is outstanding, the Company is prohibited from executing various corporate actions without the majority consent of the holders of Series C, Convertible Preferred Stockholders authorization and Convertible at the higher of (a) $0.01 or (b) such price that is a 50% discount to market using the average of the low two closing bid prices, five days preceding conversion.	This class of stock has the following provisions: Stated Value - $1,000 per share, Non-voting, Liquidation rights entitle an amount equal to the stated value, plus any accrued and unpaid dividends, As long as any Series C, convertible preferred stock is outstanding, the Company is prohibited from executing various corporate actions with the majority consent of the Series C, convertible preferred stockholders authorization; and Convertible at the higher of (a) $0.01 or (b) such price that is a 50% discount to market using the average of the low 2 closing bid prices, 5 days preceding conversion.
Settlement of accounts payable and accrued expenses (1)	23,530	0					10,505	2,313		37,648	37,648															3,256				51	51	190	190
Stock issued to settle accounts payable and due to factor	$ 280,000		$ 1,440,779		$ 433,400		$ 400,000	$ 1,081,064			$ 285,760															$ 630,990						$ 190,000	$ 190,000
Stock Issued During Period Shares New Issues For Cash																																100	100
Stock Issued During Period Value New Issues For Cash																																100,000	100,000
Stock Issued During Period Price Per Share For Cash																																$ 1,000	$ 1,000
Stock Issued During Period Shares New Issues For Services																																90	90
Stock Issued During Period Value New Issues For Services																																90,000	90,000
Stock Issued During Period Price Per Share For Services																																$ 1,000	$ 1,000
Conversion to common stock																											19,608					190
Conversion of debt, quantity																											83,333					22,353
Stock Issued During Period Shares Conversion Of Convertible Securities Price Per Share																																$ 0.0085
Stock Issued During Period Shares Conversion Of Convertible Securities Loss																																614,984
Derivative expense			1,625,000		35,000									293	293	175	175
Decrease In Valuation Of Forbearance Agreement Terms			The forbearance of agreement terms represents settlement of debt and accrued liabilities and includes a valuation of $918,432 which is reduced by an $135,000 accrual and reduced by $3,932 stock issued to settle contracts for items expensed in the year ended December 31, 2011, but are treated in the current period as a non-cash settlement, which nets to $779,500 as shown in the statement of cash flows as loss on debt.
Loss on debt repayment		779,500	779,500
Stock Repurchased During Period, Shares		31,096
Stock Repurchased During Period, Value		460,978
Stock Repurchased During Period Per Share		$ 14.79
Loss on settlement of accounts payable			(2,123,129)		(433,400)
Settlement Of Accounts Payable			1,523,590				375,000	678,325
Cancellation of shares (in shares)			(4,118)	[1]					(4,118)
Cancellation Of Previously Issued Common Stock Per Shares			0.001
Fees Paid							25,000
Loss on settlement of accounts payable			1,313,000		161,000		112,500	402,739
Cash Paid For Settle Accounts Payable							84,715
Total Loss On Settlement Of Accounts Payable							27,785
Total Number Of Shares Issued																										5,000,000
Number of Warrants, Outstanding Balance (in shares)		4,991	333,340			4,991						883
Number of Warrants, Granted (in shares)		500,721										191,045
Stock Issued During Period Price Per Share							$ 38.25	$ 467.50
Stock Issued During Period Value Of Warrants												$ 1,989,982
Stock Issued During Period, Shares, Issued For Services		96,823										141,412
Stock Issued During Period Exercise Price Per Shares For Services																				$ 85.00				$ 1.70
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Nonvested Weighted Average Exercise Price Per Share		$ 32.30	$ 17.85			$ 32.30							$ 17.85					$ 1,275	$ 1,275		$ 12.75	$ 10.20	$ 10.20		$ 0.015
Warrants Expiration Term Description		The warrants vests six months after issuance and expire from July 13, 2014 through October 16, 2014, with exercise prices ranging from $10.20 - $12.75.	Each warrant vests six month after issuance and expire July 14, 2013 June 28, 2016, with exercise prices ranging from $12.75 - $51.00.
Issued Warrants To Purchase Common Stock		500,721
Options Expire Term			Apr. 02, 2015

[1]	Cancelled Shares